Derivative Instruments - Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Accounts receivable	$ 4,567	$ 4,344
Current portion of derivative assets	17,212	15,608
Derivative assets	145,347	139,651
Accrued liabilities	(10,887)	(11,448)
Current portion of derivative liabilities	(48,046)	(43,973)
Derivative liabilities	(248,249)	(249,245)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable	4,513	4,344
Current portion of derivative assets	16,927	15,608
Derivative assets	144,247	139,651
Accrued liabilities	(10,887)	(11,448)
Current portion of derivative liabilities	(48,046)	(43,973)
Derivative liabilities	(245,287)	(248,645)
Currency swap [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable	54
Current portion of derivative assets	285
Derivative assets
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities	(2,962)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable
Current portion of derivative assets
Derivative assets	1,100
Accrued liabilities
Current portion of derivative liabilities
Derivative liabilities		$ (600)